Evaluation of Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
15.	Evaluation of Subsequent Events

Issuance of Common Stock

On November 1, 2013 (the “Initial Closing”), the Company received $ 2,104,965 in aggregate gross cash proceeds from 36 accredited investors in connection with the sale of approximately 21 units (each a “Unit” and collectively, the “Units”) in an offering (the “Offering”) of a minimum of $ 2,000,000 (the “Minimum Offering Amount”) and up to a maximum of $ 6,000,000 (the “Maximum Offering Amount”), in Units of securities of the Company pursuant to the terms and conditions of a Subscription Agreement (the “Subscription Agreement”) and Unit Purchase Agreement (the “Purchase Agreement”) by and among the Company and each of the purchasers (the “Purchasers”) thereto. The Maximum Offering Amount excludes up to an additional $ 2,000,000 (the “Additional Offering Amount”) in Units that may be sold to any existing stockholders, officers, and directors of the Company, including any of their affiliates (the “Company Investors”). Each Unit consists of (i) 200,000 shares of common stock, par value $.0001 per share (the “Common Stock”), (ii) and two warrants, including (a) a 1 year warrant to purchase 200,000 shares of Common Stock at an exercise price of $ 0.50 per share (the “A Warrants”) and (b) a 5 year warrant to purchase 100,000 shares of Common Stock at an exercise price of $ 0.75 per share (the “B Warrants” and together with the A Warrants the “Investor Warrants”).

In connection with the Initial Closing of the Offering, the Company also paid to the placement agent (the “Placement Agent”) an aggregate of $ 314,669 in cash commissions, representing (1) 10% of the gross proceeds raised in the Offering from Purchasers introduced to the Company by the Placement Agent; (2) 2% of the aggregate gross proceeds raised in the offering from Company Investors, including the Conversion Amount and (3) 2% of the aggregate gross proceeds raised in the Offering, including the Conversion Amount, in connection with a non-accountable expense allowance. In addition, the Company agreed to issue warrants (the “Placement Agent Warrants”) to purchase an aggregate of 1,052,483 shares of Common Stock to the Placement Agent (or its designees), representing 10% of the number of shares of Common Stock underlying the Units sold in the Offering, including the shares of Common Stock underlying the Investor Warrants.

Conversion of Convertible Debentures

In addition, at the Initial Closing, the Company issued an aggregate of approximately 18.77 in additional Units to certain existing note holders, in connection with the conversion of $ 1,876,828 (the “Conversion Amount”) in outstanding principal and accrued unpaid interest in convertible promissory notes.

Issuance of Convertible Debentures

Subsequent to the balance sheet date (the “October Note Issue Date”), the Company has issued to three (3) accredited investors (each an “October Noteholder” and collectively, the “October Noteholders”) (1) 10% convertible 1-year promissory notes (each an “October Note” and collectively, the “October Notes”) in an aggregate principal amount equal to $ 225,000 and (2) warrants (each an “October Noteholder Warrant” and collectively, the “October Noteholder Warrants”) for each investor to purchase the number of shares of the Company’s common stock as is equal to 37.5% of the principal amount of the October Notes purchased by it, divided by $ 0.50, pursuant to the terms and conditions of those certain Note and Warrant Purchase Agreements (the “Purchase Agreements”).

The October Notes accrue simple interest at a rate of 10% per annum and are due and payable on the one-year anniversary of the October Note Issue Date. The October Notes and all accrued unpaid interest thereon shall automatically convert into units (the (“Units”) issued by the Company in a subsequent offering (the “Subsequent Offering”) at a rate that is equal to (a) two shares (the “Subsequent Offering Shares”) of the Company’s common stock and (b) two warrants including (1) a 1 year warrant (each, an “A Warrant” and collectively, the “A Warrants”) to purchase two shares of common stock at an exercise price of $0.50 per share and (2) a 5 year warrant (each, a “B Warrant” and collectively, the “B Warrants” and together with the A Warrants the “Subsequent Offering Warrants”) to purchase one share of common stock at an exercise price of $0.75 per share for each $1.00 invested in the Subsequent Offering or on such other terms and conditions as may be determined by the Company; provided however that such terms shall be consistent with the terms of the Subsequent Offering. At the Initial Closing, the Company issued an aggregate of approximately 1.36 Units to these note holders, in connection with the conversion of $ 135,900 (the “Conversion Amount”) in outstanding principal and accrued unpaid interest.

Issuance of Related Party Debt

Subsequent to the balance sheet date, the Company issued Promissory Notes (the “Related Party Notes”) to two (2) board members’ affiliated companies in the aggregate amount of $ 275,000.  The notes mature on October 25, 2014 and accrue simple interest of 10% per annum. The Related Party Notes and all accrued unpaid interest thereon shall automatically convert into a subsequent offering by the Company at a rate of two shares of the Company’s common stock and a) a 1-year warrant to purchase two shares of common stock at an exercise price of $0.50 per share for each $1 invested and b) a 5-year warrant to purchase one share of common stock exercisable at $0.75 per share for each $1.00 invested or on such other terms and conditions as may be determined by the Company; provided however that such terms shall be consistent with the terms of the subsequent offering.

16. Evaluation of Subsequent Events

New Equity Incentive Plan

Subsequent to the balance sheet date, the Board of Directors of the Company adopted a new plan, the 2013 Equity Incentive Plan, which governs equity awards to employees, directors and consultants of the Company. Under this Plan, an additional 5,000,000 shares of Common Stock are reserved for issuance.

Related Party Notes

On January 3, 2013, the Company issued a convertible promissory note in an aggregate principal amount equal to $125,000 to El Coronado Holdings, Inc., an affiliate of Josiah Austin, a director of the Company. The Note accrues simple interest at a rate of 10% per annum and is due and payable on the earlier to occur of (i) April 1, 2013, or (ii) when declared due and payable by the holder upon the occurrence of an event of default.

At the option of the holder, each $0.50 of outstanding Principal Amount and accrued unpaid interest is convertible into one share of common stock of the Company at any time after the Issue Date.

On March 22, 2013, the Company’s board approved the adjustment of the conversion price of all related party notes from $2.00 to $0.50 per share.

Advances from Stockholder

On January 11, 2013, the Company received an advance equal to an aggregate of $100,000 from Summit Resources, Inc., an affiliate of Steve Antoline, a director of the Company. No terms of repayment have been specified on the aforementioned advance as of the filing date.

On January 16, 2013, the Company received an advance equal to an aggregate of $50,000 from Stanley Hostler, a director of the Company. No terms of repayment have been specified on the aforementioned advance as of the filing date.

Letters of Credit, Guarantees and Other Commitments

On February 25, 2013, the Company was the accommodation party in an irrevocable standby letter of credit (“letter of credit”). The letter of credit was issued in favor of MPR Associates, Inc., a major of supplier of engineering services to the Company. Steve Antoline, a director of the Company, applied for the letter of credit in an aggregate amount equal to $600,000. The letter of credit will expire on June 30, 2012. On February 26, 2013, MPR Associates, Inc. drew $300,000 on the letter of credit. On March 15, 2013, MPR Associates, Inc. drew an additional $300,000 on the letter of credit. Therefore, the Company owes $600,000 to Steve Antoline as required per the agreement.

Common Stock

Subsequent to the balance sheet date, in connection with a private placement offering, the Company sold and issued, at a price of $0.50 per share an aggregate of 3,373,900 shares of common stock and warrants to purchase 2,530,425 shares of common stock for gross proceeds of $1,686,950. The warrants are exercisable for five years from the date of issuance at an exercise price of $1.10 per share.

Subsequent to the balance sheet date, in connection with a private placement offering, the Company sold and issued at a price of $0.50 per share an aggregate of 1,370,000 shares of common stock and warrants of 1,027,500 to purchase shares of common stock for gross proceeds of $685,000 to El Coronado Holdings, LLC. The warrants are exercisable for five years from the date of issuance at an exercise price of $1.10 per share.

In connection with the above mentioned stock closings, the placement agent earned cash commissions of 8% and warrants to purchase 223,570 shares of common stock equal to 8% for each related closing.